Annual Total Returns- Vanguard Small-Cap Index Fund (ETF) [BarChart] - ETF - Vanguard Small-Cap Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.68%)	18.22%	37.80%	7.51%	(3.65%)	18.31%	16.24%	(9.30%)	27.37%	19.08%